Expense Example (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund), USD $)	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Expense Example:
1 Year	$ 13
3 Years	53
5 Years	96
10 Years	$ 225